Scharf Multi-Asset Opportunity Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

COMMON STOCKS - 63.2%	Shares	Value
Aerospace & Defense - 1.8%
Lockheed Martin Corp.	1,886	$880,951

Automobile Components - 1.4%
Gentex Corp.	20,494	690,853

Beverages - 2.8%
Heineken N.V.	14,291	1,382,037

Capital Markets - 3.5%
Brookfield Corp.	41,714	1,732,799

Chemicals - 2.2%
Air Products and Chemicals, Inc.	4,228	1,091,035

Commercial Services & Supplies - 1.1%
MillerKnoll, Inc.	19,925	527,813

Electric Utilities - 0.7%
Portland General Electric Co.	7,969	344,580

Entertainment - 1.2%
Walt Disney Co.	5,903	586,109

Financial Services - 9.8%
Berkshire Hathaway, Inc. - Class B(a)	4,218	1,715,882
Fiserv, Inc.(a)	12,197	1,817,841
Visa, Inc. - Class A	4,869	1,277,967
		4,811,690

Ground Transportation - 4.3%
U-Haul Holding Co.	16,567	994,351
Union Pacific Corp.	4,999	1,131,074
		2,125,425

Health Care Equipment & Supplies - 1.5%
Smith & Nephew PLC	61,040	756,634

Health Care Providers & Services - 9.9%
Centene Corp.(a)	19,914	1,320,298
CVS Health Corp.	17,583	1,038,452
McKesson Corp.	4,237	2,474,578
		4,833,328

Hotels, Restaurants & Leisure - 3.3%
Booking Holdings, Inc.	175	693,263
Compass Group PLC	33,662	919,122
		1,612,385

Insurance - 4.4%
Aon PLC - Class A	2,338	686,390
Markel Group, Inc.(a)	922	1,452,758
		2,139,148

Media - 3.5%
Comcast Corp. - Class A	43,937	1,720,573

Oil, Gas & Consumable Fuels - 0.9%
Occidental Petroleum Corp.	6,805	428,919

Personal Care Products - 1.6%
Kenvue, Inc.	1	18
Unilever PLC - ADR	13,944	766,781
		766,799

Pharmaceuticals - 2.5%
Novartis AG - ADR	11,339	1,207,150

Software - 6.8%
Microsoft Corp.	3,949	1,765,005
Oracle Corp.	10,979	1,550,235
		3,315,240
TOTAL COMMON STOCKS (Cost $21,483,173)		30,953,468

PREFERRED STOCKS - 6.2%
Closed-end Funds - 0.7%
GDL Fund/The Series C, 4.00%, 03/26/2025 (b)	6,900	341,274

Independent Power and Renewable Electricity Producers - 3.0%
Tennessee Valley Authority	–	$–
Series A, 2.22% (30 yr. CMT Rate + 0.84%), 05/01/2029	33,100	729,193
Series D, 2.13% (30 yr. CMT Rate + 0.94%), 06/01/2028	32,700	741,963
		1,471,156

Technology Hardware, Storage & Peripherals - 2.5%
Samsung Electronics Co.Ltd., 0.00%	26,643	1,231,017
TOTAL PREFERRED STOCKS (Cost $2,382,554)		3,043,447

MUNICIPAL BONDS - 6.1%	Par
California Health Facilities Financing Authority, Revenue Bonds, Persons with Developmental Disabilities, 7.88%, 02/01/2026	$65,000	65,129
California Infrastructure & Economic Development Bank, 3.25%, 07/01/2026 (Obligor: Scripps Research Inst)	130,000	125,929
City of New York, General Obligation, Build America Bonds
5.89%, 12/01/2024	175,000	175,193
5.42%, 03/01/2025	35,000	34,978
City of Pasadena CA, Series B, 4.63%, 05/01/2038	100,000	99,356
City of San Jose CA, 2.60%, 09/01/2027	175,000	164,228
City of Seattle WA Drainage & Wastewater Revenue, 5.55%, 11/01/2039	150,000	151,945
Lake of Elsinore California Improvement Bond Act 1915, 1.15%, 09/02/2025	150,000	142,605
Los Angeles Department of Water & Power Water System Revenue, 5.38%, 07/01/2024	85,000	85,000
Los Angeles Unified School District/CA, 5.72%, 05/01/2027	230,000	231,520
San Francisco Bay Area Toll Authority, Revenue Bonds, 6.79%, 04/01/2030	10,000	10,247
San Francisco City & County Airport Comm-San Francisco International Airport, 2.29%, 05/01/2028	180,000	164,710
San Jose Redevelopment Agency Successor Agency, 3.18%, 08/01/2026	250,000	240,371
State of California
3.38%, 04/01/2025	100,000	98,583
2.65%, 04/01/2026	200,000	191,925
7.50%, 04/01/2034	150,000	173,342
5.13%, 03/01/2038	150,000	149,273
State of California, Build America Bonds, 4.99%, 04/01/2039	15,000	14,043
State of Georgia, School Construction Bonds, 4.35%, 02/01/2029	15,000	14,840
State of Mississippi, 4.51%, 11/01/2024	100,000	99,397
State of Oregon, 5.05%, 08/01/2043	300,000	297,565
Toledo City School District, General Obligation Bond, Taxable, 5.00%, 12/01/2024	225,000	224,685
TOTAL MUNICIPAL BONDS (Cost $3,000,572)		2,954,864

CORPORATE BONDS - 5.6%	Par	Value
Beverages - 0.3%
Coca-Cola Consolidated, Inc., 3.80%, 11/25/2025	150,000	146,707

Beverages-Non-alcoholic - 0.3%
Coca-Cola Refreshments USA LLC, 6.75%, 09/15/2028	125,000	133,290

Broadline Retail - 0.3%
Amazon.com, Inc., 5.20%, 12/03/2025	150,000	150,221

Capital Markets - 0.7%
Charles Schwab Corp., 5.38% to 06/01/2025 then 5 yr. CMT Rate + 4.97%, Perpetual	350,000	346,895

Cosmetics & Toiletries - 0.3%
Conopco, Inc., 7.25%, 12/15/2026	150,000	158,303

Diversified Banking Instruments - 1.8%
Goldman Sachs Group, Inc., 6.38% (3 mo. Term SOFR + 1.03%), Perpetual	1,001,000	863,733

Finance-Investment Banking-Brokerages - 0.2%
JPMorgan Chase Financial Co. LLC, 5.00%, 09/16/2027	100,000	97,511

IT Services - 0.3%
International Business Machines Corp., 7.00%, 10/30/2025	150,000	153,358

Retail-Petroleum Prod - 1.1%
Murphy Oil USA, Inc., 5.63%, 05/01/2027	557,000	553,062

Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc., 0.70%, 02/08/2026	145,000	135,454
TOTAL CORPORATE BONDS (Cost $2,659,998)		2,738,534

EXCHANGE-TRADED FUNDS - 4.6%	Shares	Value
iShares Silver Trust(a)	35,295	937,788
SPDR Gold Shares(a)	6,143	1,320,807
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,344,878)		2,258,595

U.S. TREASURY SECURITIES - 3.0%	Par	Value
United States Treasury Inflation Indexed Bonds, 1.75%, 01/15/2034	$$530,416	516,160
United States Treasury Note/Bond, 5.00%, 10/31/2025	960,000	960,169
TOTAL U.S. TREASURY SECURITIES (Cost $1,473,621)		1,476,329

REAL ESTATE INVESTMENT TRUSTS - 2.2%	Shares	Value
Orion Office REIT, Inc.	1	3
Realty Income Corp.	20,573	1,086,666
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,202,385)		1,086,669

SHORT-TERM INVESTMENTS - 9.2%
Money Market Funds - 1.8%	Shares
First American Treasury Obligations Fund - Class Z, 5.17%(c)	872,548	872,548

U.S. Treasury Bills - 7.4%	Par
5.20%, 07/11/2024(d)	$1,400,000	1,397,966
5.09%, 10/31/2024(d)	1,880,000	1,847,093
5.11%, 01/23/2025(d)	400,000	388,779
		3,633,838
TOTAL SHORT-TERM INVESTMENTS (Cost $4,507,887)		4,506,386

TOTAL INVESTMENTS - 100.1% (Cost $38,055,068)		49,018,292
Liabilities in Excess of Other Assets - (0.1)%		(43,355)
TOTAL NET ASSETS - 100.0%		$48,974,937

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
AG - Aktiengesellschaft
CMT - Constant Maturity Treasury Rate
NV - Naamloze Vennootschap
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

(a)	Non-income producing security.
(b)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of June 30, 2024.

(c)	The rate shown represents the 7-day effective yield as of June 30, 2024.
(d)	The rate shown is the effective yield as of June 30, 2024.

Scharf Multi-Asset Opportunity Fund

Summary of Fair Value Disclosure as of June 30, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

 Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$30,953,468	$–	$–	$30,953,468
Preferred Stocks	3,043,447	–	–	3,043,447
Municipal Bonds	–	2,954,864	–	2,954,864
Corporate Bonds	–	2,738,534	–	2,738,534
Exchange Traded Funds	2,258,595	–	–	2,258,595
U.S. Treasury Securities	–	1,476,329	–	1,476,329
Real Estate Investment Trusts	1,086,669	–	–	1,086,669
Money Market Funds	872,548	–	–	872,548
U.S. Treasury Bills	–	3,633,838	–	3,633,838
Total Investments	$38,214,727	$10,803,565	$–	$49,018,292

Refer to the Schedule of Investments for additional information.